Columbia Overseas Value Fund
First Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Overseas Value Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.4%
Issuer	Shares	Value ($)
Australia 2.4%
Northern Star Resources Ltd.	5,549,965	75,472,420
Paladin Energy Ltd.(a)	5,339,166	21,471,619
Total		96,944,039
Brazil 2.1%
Banco do Brasil SA	11,986,817	49,083,181
JBS S/A	5,018,356	35,184,208
Total		84,267,389
Canada 3.1%
Cameco Corp.(b)	1,017,601	59,560,186
Pan American Silver Corp.(b)	1,567,084	38,221,179
Teck Resources Ltd., Class B(b)	223,744	8,289,715
Vermilion Energy, Inc.	3,383,353	22,025,628
Total		128,096,708
Finland 1.1%
UPM-Kymmene OYJ	1,706,796	47,239,410
France 12.8%
AXA SA	2,192,035	103,322,830
BNP Paribas SA	883,541	77,375,664
Cie de Saint-Gobain SA	177,623	19,997,501
Eiffage SA	256,407	35,267,706
Engie SA	4,547,991	98,159,348
Sanofi SA	827,807	81,986,795
TotalEnergies SE	1,850,408	108,930,117
Total		525,039,961
Germany 4.7%
Duerr AG	760,394	19,801,626
E.ON SE	4,548,080	79,710,126
Fresenius Medical Care AG	913,248	51,876,700
KION Group AG	533,276	24,828,015
Merck KGaA	119,587	15,670,546
Total		191,887,013
Greece 2.6%
Piraeus Financial Holdings SA	12,925,906	86,110,753
Star Bulk Carriers Corp.	1,133,518	18,714,382
Total		104,825,135
Common Stocks (continued)
Issuer	Shares	Value ($)
Hong Kong 2.7%
BOC Hong Kong Holdings Ltd.	12,353,500	51,952,811
WH Group Ltd.	64,397,330	59,229,931
Total		111,182,742
Ireland 3.1%
Bank of Ireland Group PLC	6,162,999	84,610,768
Flutter Entertainment PLC(a)	71,984	18,190,357
Smurfit WestRock PLC	567,507	24,590,078
Total		127,391,203
Israel 2.2%
Bezeq Israeli Telecommunication Corp., Ltd.	4,606,069	7,195,659
Check Point Software Technologies Ltd.(a)	365,378	83,627,717
Total		90,823,376
Italy 0.5%
Buzzi SpA	416,337	21,419,424
Japan 24.1%
Dai-ichi Life Holdings, Inc.	6,649,700	51,904,204
Daiwabo Holdings Co., Ltd.	2,535,700	42,718,116
ITOCHU Corp.	463,100	24,579,597
Iyogin Holdings, Inc.	1,675,100	18,247,247
Kinden Corp.	1,137,600	30,768,725
Macnica Holdings, Inc.	2,573,800	34,021,192
Marubeni Corp.	2,399,400	48,634,147
MatsukiyoCocokara & Co.	1,814,000	36,584,454
Mebuki Financial Group, Inc.	11,994,100	59,095,322
Medipal Holdings Corp.	2,132,700	33,353,525
Nippon Television Holdings, Inc.	1,567,400	35,470,743
ORIX Corp.	2,950,400	62,524,441
Sankyo Co., Ltd.	4,394,300	76,641,181
Sanwa Holdings Corp.	874,800	30,116,977
Shimamura Co., Ltd.	938,800	65,056,940
Ship Healthcare Holdings, Inc.	1,153,500	14,902,927
Subaru Corp.	2,849,900	52,315,812
Sumitomo Corp.	1,812,800	46,165,803
Sumitomo Mitsui Financial Group, Inc.	3,324,000	85,396,681
Sundrug Co., Ltd.	712,700	22,193,447

Columbia Overseas Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, May 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyo Tatemono Co., Ltd.	2,513,100	44,511,236
TOPPAN Holdings, Inc.	2,020,100	53,641,364
Toyota Motor Corp.	1,087,500	20,704,051
Total		989,548,132
Netherlands 8.9%
ASR Nederland NV	1,345,823	86,298,572
ING Groep NV	3,193,646	67,839,924
Koninklijke Ahold Delhaize NV	938,636	39,614,213
Prosus NV, Class N(a)	819,380	42,090,078
Shell PLC	3,991,296	131,692,530
Total		367,535,317
Norway 1.0%
Leroy Seafood Group ASA	9,459,306	41,307,765
Portugal 2.1%
Banco Comercial Portugues SA	109,622,373	85,511,263
Russian Federation —%
Lukoil PJSC(a),(c),(d),(e),(f)	106,132	—
Singapore 1.4%
BW LPG Ltd.	545,083	5,576,646
BW LPG Ltd.	1,460,136	15,273,023
Venture Corp., Ltd.	4,393,300	37,657,613
Total		58,507,282
South Africa 0.5%
Impala Platinum Holdings Ltd.(a)	2,973,229	21,373,985
South Korea 0.5%
Youngone Corp.	500,217	21,978,207
Spain 2.9%
Banco Santander SA	14,684,631	117,148,915
Switzerland 1.4%
Nestlé SA, Registered Shares	193,979	20,665,968
Novartis AG, Registered Shares	326,277	37,661,868
Total		58,327,836
United Arab Emirates 1.5%
Emaar Properties PJSC	17,746,630	63,549,875
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 10.8%
AstraZeneca PLC, ADR	432,871	31,525,995
BT Group PLC	23,441,737	56,756,409
DCC PLC	380,740	23,802,371
Imperial Brands PLC	2,464,833	93,478,045
JD Sports Fashion PLC	21,405,050	24,276,178
Just Group PLC	23,921,170	48,289,524
Marks & Spencer Group PLC	9,775,189	49,342,761
TP Icap Group PLC	15,301,606	54,084,174
Vodafone Group PLC	29,508,563	30,602,290
WPP PLC	3,785,217	30,569,585
Total		442,727,332
United States 4.0%
Burford Capital Ltd.	2,815,496	36,207,279
Diversified Energy Co. PLC	2,644,314	36,941,067
Energy Fuels, Inc.(a)	3,869,972	18,924,163
Insmed, Inc.(a)	111,474	7,773,082
Jazz Pharmaceuticals PLC(a)	288,458	31,173,656
Roche Holding AG, Genusschein Shares	103,980	33,684,039
Total		164,703,286
Total Common Stocks (Cost $3,171,400,354)		3,961,335,595

Exchange-Traded Equity Funds 2.4%
	Shares	Value ($)
United States 2.4%
iShares MSCI EAFE Value ETF	1,533,063	97,564,130
Total Exchange-Traded Equity Funds (Cost $88,720,935)		97,564,130

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 4.495%(g),(h)	19,355,677	19,349,870
Total Money Market Funds (Cost $19,348,568)		19,349,870
Total Investments in Securities (Cost $3,279,469,857)		4,078,249,595
Other Assets & Liabilities, Net		30,406,185
Net Assets		$4,108,655,780
At May 31, 2025, securities and/or cash totaling $55,955,926 were pledged as collateral.
Columbia Overseas Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, May 31, 2025 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
78,654,000 NOK	7,591,645 USD	Barclays	06/11/2025	—	(113,876)
14,475,640 USD	94,934,000 DKK	Barclays	06/11/2025	—	(17,798)
61,527,518 USD	46,497,000 GBP	Barclays	06/11/2025	1,122,571	—
14,376,153,000 JPY	101,379,876 USD	Citi	06/11/2025	1,382,029	—
7,597,909 USD	1,089,544,000 JPY	Citi	06/11/2025	—	(19,244)
128,009,627 USD	1,236,605,000 SEK	Citi	06/11/2025	1,040,704	—
8,138,041 USD	6,693,000 CHF	Goldman Sachs International	06/11/2025	2,442	—
108,111,031 USD	87,984,000 CHF	Goldman Sachs International	06/11/2025	—	(1,098,896)
25,486,078 USD	35,876,752,000 KRW	Goldman Sachs International	06/11/2025	522,737	—
119,380,978 USD	187,640,000 AUD	HSBC	06/11/2025	1,585,777	—
200,960,000 CAD	144,986,582 USD	Morgan Stanley	06/11/2025	—	(1,507,070)
8,208,332 USD	6,784,000 CHF	Morgan Stanley	06/11/2025	42,831	—
7,608,028 USD	6,244,000 CHF	Morgan Stanley	06/11/2025	—	(13,650)
293,026,000 SEK	30,418,029 USD	State Street	06/11/2025	—	(161,745)
52,225,000 SGD	39,896,033 USD	State Street	06/11/2025	—	(616,693)
14,490,757 USD	12,719,000 EUR	State Street	06/11/2025	—	(41,540)
11,800,908 USD	8,892,000 GBP	State Street	06/11/2025	180,179	—
11,382,380 USD	17,698,000 AUD	UBS	06/11/2025	27,072	—
26,274,979 USD	23,178,000 EUR	UBS	06/11/2025	56,017	—
36,475,372 USD	383,838,000 NOK	UBS	06/11/2025	1,128,209	—
Total				7,090,568	(3,590,512)

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Cameco Corp.	Morgan Stanley	USD	(23,821,710)	(4,070)	70.00	06/20/2025	(258,284)	(56,980)
Cameco Corp.	Morgan Stanley	USD	(11,910,855)	(2,035)	65.00	06/20/2025	(239,073)	(96,663)
Total							(497,357)	(153,643)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(d)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Lukoil PJSC	01/25/2022-01/26/2022	106,132	8,693,218	—

(e)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at May 31, 2025.

Columbia Overseas Value Fund  | 2025

Portfolio of Investments  (continued)
Columbia Overseas Value Fund, May 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	6,022,145	602,429,730	(589,102,694)	689	19,349,870	(13,602)	418,280	19,355,677
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Overseas Value Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT208_02_R01_(07/25)